Statement of Financial Position (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets, Current [Abstract]
Cash and cash equivalents	$ 113.9	$ 29.8	$ 20.2
Receivables, less allowances	155.2	178.8	175.1
Deferred income tax assets, net	24.6	24.5	26.1
Prepaid lease and transit franchise costs	113.0	62.7	65.8
Other prepaid expenses	19.6	15.5	21.8
Other current assets	11.5	5.9	6.0
Total current assets	437.8	317.2	315.0
Assets, Noncurrent [Abstract]
Property and equipment, net	733.6	755.4	807.9
Goodwill	1,863.2	1,865.7	1,877.2
Intangible assets	349.5	364.4	420.0
Other assets	74.3	52.8	44.8
Total assets	3,458.4	3,355.5	3,464.9
Liabilities, Current [Abstract]
Accounts payable	59.2	80.0	77.7
Accrued compensation	13.2	28.2	30.3
Accrued lease costs	14.1	17.7	19.2
Other accrued expenses	49.6	37.8	38.2
Deferred revenues	30.0	22.9	15.9
Other current liabilities	31.5	25.6	24.3
Total current liabilities	197.6	212.2	205.6
Liabilities, Noncurrent [Abstract]
Long-term debt	1,598.0	0	0
Deferred income tax liabilities, net	279.5	288.5	313.8
Asset retirement obligation	31.9	31.7	30.6
Other liabilities	65.9	68.7	71.0
Liabilities	2,172.9	601.1
Commitments and contingencies
Stockholders’ equity/invested equity:
Common stock	1.0	0
Additional Paid in Capital	1,350.3	0
Retained earnings	7.3	0
Invested capital	0	2,829.5	2,909.9
Accumulated other comprehensive loss	(73.1)	(75.1)	(66.0)
Total stockholders' equity	1,285.5
Total invested equity		2,754.4	2,843.9
Total liabilities and stockholders' equity/invested equity	$ 3,458.4	$ 3,355.5	$ 3,464.9